Investment Income - Summary of Investment Income From Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about investment income [line items]
Investment income	€ 7,149	€ 7,531	€ 7,035
Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	5,005	5,291	5,268
Investment income related to general account [member] | Derivatives [member]
Disclosure of detailed information about investment income [line items]
Investment income	(7)	39	72
Investment income related to general account [member] | Available-for-sale financial assets [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,075	3,267	3,180
Investment income related to general account [member] | Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,710	1,779	1,704
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about investment income [line items]
Investment income	130	125	212
Investment income for account of policyholders [member]
Disclosure of detailed information about investment income [line items]
Investment income	2,145	2,240	1,767
Shares [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,609	1,571	1,124
Debt securities [member]
Disclosure of detailed information about investment income [line items]
Investment income	3,663	3,959	3,899
Loans [member]
Disclosure of detailed information about investment income [line items]
Investment income	1,710	1,779	1,704
Real estate [member]
Disclosure of detailed information about investment income [line items]
Investment income	114	125	129
Real estate [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	87	83	82
Other [member]
Disclosure of detailed information about investment income [line items]
Investment income	53	97	181
Other [member] | Investment income related to general account [member]
Disclosure of detailed information about investment income [line items]
Investment income	€ 9	€ (2)	€ 18